Balance Sheet Components - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components [Abstract]
Depreciation expense for property and equipment	$ 28,000	$ 26,000	$ 55,000	$ 53,000	$ 105,000	$ 127,000